Subsequent events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent events
15.	Subsequent events:

(a)	On July 4, 2013, the Company accepted delivery of the MOL Efficiency. The 4600 TEU vessel is on charter to Mitsui O.S.K. Lines Ltd. under a two-year, fixed-rate time charter.

(b)	On July 16, 2013, the Company declared quarterly dividends of $0.59375 and $0.496875 per Series C and Series D preferred share, respectively, representing a total distribution of $9,855,000. The dividends were paid on July 30, 2013 to all shareholders of record on July 29, 2013.

(c)	On July 19, 2013 the Company entered into contracts for the construction of newbuilding containerships with a major Asian shipbuilder. The vessels are scheduled for delivery in 2015 and have an aggregate purchase price of approximately $550,000,000.

(d)	On July 24, 2013, the Company declared a quarterly dividend of $0.3125 per common share. The dividend is payable on August 21, 2013 to all shareholders of record as of August 12, 2013.

(e)	On July 25, 2013 the Company entered into a term loan facility with a leading European bank for up to $83,000,000 to fund the construction of one 14000 TEU newbuilidng containership to be chartered to Yang Ming Marine Transport Corp.